UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer™ Fund Investor Shares - VEXPX

Explorer™ Fund Admiral™ Shares - VEXRX

Vanguard Explorer™ Fund

Investor Shares (VEXPX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	3.3%
Consumer Discretionary	11.3%
Consumer Staples	2.9%
Energy	3.9%
Financials	12.1%
Health Care	18.0%
Industrials	21.1%
Information Technology	17.2%
Materials	2.5%
Other	1.1%
Real Estate	3.3%
Utilities	1.3%
Other Assets and Liabilities—Net	2.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,861
Number of Portfolio Holdings	733
Portfolio Turnover Rate	23%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR24

Vanguard Explorer™ Fund

Admiral™ Shares (VEXRX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	3.3%
Consumer Discretionary	11.3%
Consumer Staples	2.9%
Energy	3.9%
Financials	12.1%
Health Care	18.0%
Industrials	21.1%
Information Technology	17.2%
Materials	2.5%
Other	1.1%
Real Estate	3.3%
Utilities	1.3%
Other Assets and Liabilities—Net	2.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,861
Number of Portfolio Holdings	733
Portfolio Turnover Rate	23%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Explorer™ Fund

Contents
Financial Statements	1

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Communication Services (3.3%)
[1]	Cinemark Holdings Inc.	3,314,858	99,147
*	Live Nation Entertainment Inc.	742,629	98,361
	New York Times Co. Class A	1,880,966	97,923
*	Take-Two Interactive Software Inc.	263,146	61,397
*	Cargurus Inc.	1,963,668	54,904
	Electronic Arts Inc.	307,503	44,616
*	Ziff Davis Inc.	1,356,773	40,066
*	IAC Inc.	774,945	27,077
	Iridium Communications Inc.	894,037	21,573
*	Reddit Inc. Class A	156,685	18,265
*	ZipRecruiter Inc. Class A	2,868,856	14,803
*	Yelp Inc.	355,770	12,480
*	Vimeo Inc.	1,193,598	6,016
*	Roku Inc.	83,413	5,687
*	EverQuote Inc. Class A	219,771	5,217
	Playtika Holding Corp.	643,324	3,390
*	Magnite Inc.	180,080	2,141
*	fuboTV Inc.	584,438	1,753
*	Bandwidth Inc. Class A	138,727	1,723
*	Mediaalpha Inc. Class A	168,749	1,417
*	Anterix Inc.	47,158	1,408
	Sinclair Inc.	52,617	758
*	Bumble Inc. Class A	171,951	726
*	QuinStreet Inc.	35,944	630
			621,478
Consumer Discretionary (11.3%)
*	Burlington Stores Inc.	568,046	127,833
	Texas Roadhouse Inc.	702,843	116,644
	Wingstop Inc.	425,651	112,325
[1]	Cheesecake Factory Inc.	1,643,619	82,789
	Somnigroup International Inc.	1,342,287	81,960
*	Champion Homes Inc.	945,716	81,804
*	Chewy Inc. Class A	2,169,820	81,368
*	Shake Shack Inc. Class A	911,214	79,950
	Churchill Downs Inc.	852,644	77,088
	Patrick Industries Inc.	978,544	75,328
	Meritage Homes Corp.	1,071,750	73,029
	Levi Strauss & Co. Class A	4,310,541	69,012
	Gentex Corp.	2,780,961	60,569
	Domino's Pizza Inc.	110,922	54,393
*	YETI Holdings Inc.	1,780,700	50,839
[1]	Acushnet Holdings Corp.	731,833	48,462
*	Ollie's Bargain Outlet Holdings Inc.	455,864	48,372
*	Light & Wonder Inc.	565,777	48,306
	American Eagle Outfitters Inc.	3,965,989	41,762
	Installed Building Products Inc.	211,557	35,083
*	Duolingo Inc.	86,914	33,851
	Pool Corp.	107,858	31,618
*	Boot Barn Holdings Inc.	299,773	31,278
*	DraftKings Inc. Class A	906,756	30,186
*	Bright Horizons Family Solutions Inc.	239,223	30,003
*	Five Below Inc.	394,848	29,965
	Tractor Supply Co.	581,790	29,450
*	Skechers USA Inc. Class A	533,997	25,643
*	Floor & Decor Holdings Inc. Class A	350,000	25,004
*	Norwegian Cruise Line Holdings Ltd.	1,425,355	22,848
*	Valvoline Inc.	558,000	19,117
	Academy Sports & Outdoors Inc.	499,960	18,839
*	Carvana Co.	75,311	18,402

Explorer Fund
		Shares	Market Value• ($000)
	Travel & Leisure Co.	368,364	16,182
*	Cavco Industries Inc.	32,454	16,027
*	Brinker International Inc.	107,797	14,477
*	Etsy Inc.	326,906	14,214
*	Frontdoor Inc.	325,569	13,384
*	Sweetgreen Inc. Class A	665,670	12,967
*	Sally Beauty Holdings Inc.	1,572,315	12,799
	Hasbro Inc.	199,663	12,359
*	Urban Outfitters Inc.	232,194	12,255
*	Tri Pointe Homes Inc.	347,133	10,674
*	Abercrombie & Fitch Co. Class A	145,902	10,129
*	Adtalem Global Education Inc.	94,762	10,064
*	Cava Group Inc.	95,910	8,865
	Red Rock Resorts Inc. Class A	206,387	8,813
*	Planet Fitness Inc. Class A	92,590	8,758
*	Warby Parker Inc. Class A	491,117	8,108
*	Sportradar Group AG Class A	331,319	7,657
	Buckle Inc.	201,463	7,003
*	Fox Factory Holding Corp.	340,275	6,911
	Upbound Group Inc.	343,323	6,832
*	Dorman Products Inc.	59,135	6,700
*	Coursera Inc.	776,982	6,542
	Build-A-Bear Workshop Inc.	172,610	6,090
*	Modine Manufacturing Co.	70,155	5,727
*	National Vision Holdings Inc.	452,125	5,584
	Monarch Casino & Resort Inc.	71,274	5,573
*	Universal Technical Institute Inc.	195,139	5,476
*	Taylor Morrison Home Corp.	90,789	5,207
*	Hanesbrands Inc.	1,131,578	5,194
*	Deckers Outdoor Corp.	42,938	4,759
	Steven Madden Ltd.	224,043	4,705
*	Udemy Inc.	564,428	3,878
*	Visteon Corp.	47,142	3,733
	Carriage Services Inc.	80,893	3,233
*	Grand Canyon Education Inc.	17,352	3,095
	Toll Brothers Inc.	27,654	2,789
*	Gentherm Inc.	100,935	2,625
*	Rush Street Interactive Inc.	209,300	2,539
	OneSpaWorld Holdings Ltd.	141,693	2,366
	KB Home	41,606	2,248
*	Peloton Interactive Inc. Class A	322,735	2,224
	Perdoceo Education Corp.	81,734	2,053
	Kontoor Brands Inc.	33,463	2,013
*	Dave & Buster's Entertainment Inc.	96,523	1,852
	Wolverine World Wide Inc.	130,135	1,698
*	Sonos Inc.	178,180	1,641
*	Genesco Inc.	78,866	1,530
*	Stitch Fix Inc. Class A	467,071	1,527
	PulteGroup Inc.	14,352	1,472
*	Sabre Corp.	590,708	1,400
	Wendy's Co.	110,744	1,384
*	BJ's Restaurants Inc.	38,061	1,267
	Standard Motor Products Inc.	40,577	1,100
	Dine Brands Global Inc.	45,169	899
*	American Axle & Manufacturing Holdings Inc.	232,030	886
*	American Public Education Inc.	36,549	859
	Super Group SGHC Ltd.	82,883	673
	International Game Technology plc	40,766	669
	J Jill Inc.	42,827	652
*	KinderCare Learning Cos. Inc.	48,989	601
*	Revolve Group Inc.	29,903	594
*	TopBuild Corp.	1,955	578
*	Leslie's Inc.	481,499	289
			2,127,522
Consumer Staples (2.9%)
*	Simply Good Foods Co.	2,504,606	90,441
	Casey's General Stores Inc.	175,400	81,138
*	Performance Food Group Co.	902,600	72,804
*	BJ's Wholesale Club Holdings Inc.	501,100	58,909

Explorer Fund
		Shares	Market Value• ($000)
*	BellRing Brands Inc.	761,109	58,712
*	Freshpet Inc.	648,752	47,709
*	Sprouts Farmers Market Inc.	153,289	26,212
	PriceSmart Inc.	169,770	17,230
	Coca-Cola Consolidated Inc.	11,761	15,946
*	e.l.f. Beauty Inc.	255,600	15,814
	Turning Point Brands Inc.	181,615	11,148
	Pilgrim's Pride Corp.	184,288	10,059
	Energizer Holdings Inc.	283,318	7,661
[1]	Cal-Maine Foods Inc.	75,045	7,007
*	Herbalife Ltd.	727,536	5,238
*	Celsius Holdings Inc.	81,697	2,856
	John B Sanfilippo & Son Inc.	39,124	2,593
*	USANA Health Sciences Inc.	57,282	1,609
	Utz Brands Inc.	88,903	1,182
*	Honest Co. Inc.	187,347	897
	Dole plc	41,105	624
	Natural Grocers by Vitamin Cottage Inc.	11,833	594
			536,383
Energy (3.9%)
	Viper Energy Inc.	4,138,464	166,904
*	Antero Resources Corp.	4,219,297	146,958
	Magnolia Oil & Gas Corp. Class A	4,761,710	97,758
	Expand Energy Corp.	458,386	47,626
	Matador Resources Co.	1,125,124	44,487
	EQT Corp.	840,300	41,544
	TechnipFMC plc	1,474,708	41,543
*	Seadrill Ltd.	1,632,746	33,537
	Weatherford International plc	662,010	27,407
	Texas Pacific Land Corp.	16,953	21,850
	Antero Midstream Corp.	612,507	10,137
	SM Energy Co.	358,333	8,166
	Archrock Inc.	333,254	7,842
*	Oceaneering International Inc.	411,082	7,297
	Crescent Energy Co. Class A	848,079	7,022
	Permian Resources Corp.	425,626	5,022
*	Gulfport Energy Corp.	26,722	4,610
	Ovintiv Inc. (XNYS)	116,307	3,906
*	Helix Energy Solutions Group Inc.	456,165	2,778
	Aris Water Solutions Inc. Class A	99,825	2,492
	Dorian LPG Ltd.	115,264	2,469
*	REX American Resources Corp.	44,276	1,759
	Berry Corp.	546,325	1,355
*	TETRA Technologies Inc.	352,674	1,005
*	Amplify Energy Corp.	363,162	944
	VAALCO Energy Inc.	217,663	712
*	Flowco Holdings Inc. Class A	32,208	622
*	Infinity Natural Resources Inc. Class A	38,068	584
			738,336
Financials (12.1%)
	Houlihan Lokey Inc.	922,893	149,583
	Synovus Financial Corp.	2,777,962	120,341
	Prosperity Bancshares Inc.	1,757,604	119,341
	Pinnacle Financial Partners Inc.	1,166,272	116,907
	Cadence Bank	3,822,690	111,852
	Morningstar Inc.	373,399	106,314
	First American Financial Corp.	1,718,504	104,502
	Assured Guaranty Ltd.	1,076,338	94,427
	Tradeweb Markets Inc. Class A	671,783	92,908
[1]	HA Sustainable Infrastructure Capital Inc.	3,444,667	86,048
	Voya Financial Inc.	1,426,186	84,430
	StepStone Group Inc. Class A	1,557,293	77,880
*	Palomar Holdings Inc.	504,971	73,231
	Assurant Inc.	374,314	72,145
	MGIC Investment Corp.	2,511,047	62,550
	Ryan Specialty Holdings Inc.	927,435	60,756
*	Toast Inc. Class A	1,643,035	58,459
	Piper Sandler Cos.	215,330	51,920
*,1	Shift4 Payments Inc. Class A	616,700	50,446

Explorer Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	360,209	48,254
*	Euronet Worldwide Inc.	459,292	45,516
	Equitable Holdings Inc.	813,250	40,215
*	Remitly Global Inc.	1,919,048	38,803
	Kinsale Capital Group Inc.	89,136	38,797
*	Robinhood Markets Inc. Class A	765,528	37,595
	Wintrust Financial Corp.	331,300	36,831
	Hamilton Lane Inc. Class A	227,400	35,131
	Evercore Inc. Class A	157,930	32,422
*	Encore Capital Group Inc.	614,589	21,142
	WisdomTree Inc.	2,334,184	20,307
	Moelis & Co. Class A	351,751	18,847
*	NMI Holdings Inc.	488,558	17,671
	BGC Group Inc. Class A	1,904,900	17,258
	Everest Group Ltd.	47,254	16,956
	Virtus Investment Partners Inc.	77,306	11,874
*	SoFi Technologies Inc.	945,613	11,830
*	Skyward Specialty Insurance Group Inc.	212,017	11,256
*	Upstart Holdings Inc.	186,390	8,910
	Federated Hermes Inc.	215,625	8,757
*	Oscar Health Inc. Class A	645,300	8,395
*	Payoneer Global Inc.	1,140,828	8,020
	Victory Capital Holdings Inc. Class A	133,971	7,675
	Westamerica BanCorp	146,932	7,116
	Popular Inc.	62,662	5,979
	Bank of NT Butterfield & Son Ltd.	142,747	5,736
	Mercury General Corp.	85,112	4,717
*	AvidXchange Holdings Inc.	575,325	4,677
	PROG Holdings Inc.	161,834	4,266
	Acadian Asset Management Inc.	152,990	4,122
*	Bowhead Specialty Holdings Inc.	77,553	3,117
*	International Money Express Inc.	184,482	2,291
*	Trupanion Inc.	55,658	2,037
	First BanCorp (XNYS)	103,206	2,027
*	LendingTree Inc.	25,162	1,298
*	Root Inc. Class A	8,239	1,151
	P10 Inc. Class A	89,491	991
	Fidelis Insurance Holdings Ltd.	52,812	864
*	Dave Inc.	7,520	713
	Diamond Hill Investment Group Inc.	4,645	585
	AMERISAFE Inc.	12,076	561
	EVERTEC Inc.	16,535	561
*	Marqeta Inc. Class A	132,607	554
*	SiriusPoint Ltd.	21,314	358
			2,290,223
Health Care (18.0%)
*	Natera Inc.	1,002,880	151,365
*	Globus Medical Inc. Class A	2,061,619	147,962
*	Doximity Inc. Class A	2,070,481	117,769
	Encompass Health Corp.	997,956	116,751
*	Option Care Health Inc.	3,457,125	111,700
*	Penumbra Inc.	311,896	91,336
*	Halozyme Therapeutics Inc.	1,394,359	85,642
*	Medpace Holdings Inc.	274,137	84,541
*	Exelixis Inc.	2,043,647	80,009
*	Ultragenyx Pharmaceutical Inc.	2,001,985	78,037
*	Insmed Inc.	1,043,100	75,103
*	Haemonetics Corp.	1,183,601	74,591
*	Insulet Corp.	282,146	71,183
*	Veracyte Inc.	2,284,427	69,675
*	ICON plc	406,173	61,511
*	HealthEquity Inc.	702,617	60,228
*	Blueprint Medicines Corp.	667,390	59,731
*	Neurocrine Biosciences Inc.	535,613	57,680
	Bio-Techne Corp.	1,135,148	57,155
*	Certara Inc.	4,086,617	56,641
*	Ionis Pharmaceuticals Inc.	1,763,758	54,165
	STERIS plc	236,149	53,072
*	Waystar Holding Corp.	1,393,026	51,779

Explorer Fund
		Shares	Market Value• ($000)
*	Revolution Medicines Inc.	1,237,407	49,967
*	TG Therapeutics Inc.	1,056,782	48,094
*	Cooper Cos. Inc.	579,514	47,329
	ResMed Inc.	192,979	45,657
*	Ascendis Pharma A/S ADR	250,342	42,668
*	Merit Medical Systems Inc.	435,459	41,129
*	Avidity Biosciences Inc.	1,228,913	40,124
*	Cytokinetics Inc.	874,724	37,473
*	Ligand Pharmaceuticals Inc.	317,850	34,919
*	Repligen Corp.	252,412	34,830
*	Crinetics Pharmaceuticals Inc.	1,030,552	34,410
*	Madrigal Pharmaceuticals Inc.	102,239	34,139
*	Alkermes plc	1,177,394	33,874
*	Tandem Diabetes Care Inc.	1,997,915	33,665
*	Kymera Therapeutics Inc.	977,897	33,513
*	Supernus Pharmaceuticals Inc.	995,694	32,340
*	Dexcom Inc.	440,163	31,419
*	iRhythm Technologies Inc.	287,248	30,704
*	Progyny Inc.	1,287,384	29,404
*	Schrodinger Inc.	1,118,603	28,670
*	Hologic Inc.	421,831	24,551
*	IDEXX Laboratories Inc.	56,520	24,453
*	Myriad Genetics Inc.	3,102,671	22,991
*	RadNet Inc.	428,700	22,455
*	Roivant Sciences Ltd.	1,860,200	21,616
*	Glaukos Corp.	227,622	21,453
*	Apogee Therapeutics Inc.	530,576	20,825
*	Apellis Pharmaceuticals Inc.	1,055,763	20,281
*	SpringWorks Therapeutics Inc.	422,325	19,554
*	Align Technology Inc.	112,399	19,479
*	Immatics NV	3,745,525	18,728
*	Sarepta Therapeutics Inc.	286,593	17,883
*	Vaxcyte Inc.	494,000	17,705
*	Exact Sciences Corp.	354,597	16,184
*,1	Structure Therapeutics Inc. ADR	582,447	15,726
*	BioCryst Pharmaceuticals Inc.	1,762,746	15,600
*	Celldex Therapeutics Inc.	744,954	15,517
*	Legend Biotech Corp. ADR	390,131	13,635
*	Agios Pharmaceuticals Inc.	410,349	12,183
*	Illumina Inc.	156,893	12,175
*	PTC Therapeutics Inc.	242,552	12,089
*	Axogen Inc.	711,324	11,573
*	Veeva Systems Inc. Class A	48,445	11,321
*	Arvinas Inc.	1,139,715	10,964
*	Omnicell Inc.	350,724	10,964
*	Azenta Inc.	412,585	10,868
*	ADMA Biologics Inc.	447,982	10,662
*	Tenet Healthcare Corp.	73,165	10,459
*	LivaNova plc	280,818	10,390
*	QuidelOrtho Corp.	365,097	10,146
*	CorVel Corp.	91,137	9,912
*	Guardant Health Inc.	207,015	9,777
*	Viking Therapeutics Inc.	337,000	9,729
*	Hims & Hers Health Inc.	290,404	9,612
*	Phreesia Inc.	359,178	8,965
*	Inspire Medical Systems Inc.	55,304	8,759
*	Geron Corp. (XNGS)	5,677,300	8,005
*	Nuvalent Inc. Class A	100,079	7,681
*	ACADIA Pharmaceuticals Inc.	524,179	7,653
[1]	Stevanato Group SpA	349,476	7,290
	Chemed Corp.	12,392	7,206
*	Neogen Corp.	1,394,817	7,044
*	Jazz Pharmaceuticals plc	59,681	6,980
*	Teladoc Health Inc.	889,048	6,392
*	Arrowhead Pharmaceuticals Inc.	436,421	6,062
*	Twist Bioscience Corp.	156,718	6,005
*	Charles River Laboratories International Inc.	50,516	5,992
*	Catalyst Pharmaceuticals Inc.	225,640	5,481
*	Keros Therapeutics Inc.	368,541	5,322
*	Ardelyx Inc.	859,333	4,731

Explorer Fund
		Shares	Market Value• ($000)
*	Dyne Therapeutics Inc.	397,586	4,688
*	Castle Biosciences Inc.	220,964	4,430
*	Novocure Ltd.	238,697	4,330
*	Viridian Therapeutics Inc.	316,318	4,286
*	CareDx Inc.	247,220	4,173
*	10X Genomics Inc. Class A	486,232	4,021
*	AnaptysBio Inc.	164,126	3,647
*	LifeStance Health Group Inc.	547,392	3,596
*	Lantheus Holdings Inc.	33,573	3,503
*	Arcus Biosciences Inc.	379,700	3,322
*	Xencor Inc.	300,963	3,317
*	Acadia Healthcare Co. Inc.	135,300	3,166
*	Sage Therapeutics Inc.	432,675	3,154
*	Iovance Biotherapeutics Inc.	862,468	3,096
*	Arcutis Biotherapeutics Inc.	202,506	3,019
*	Kiniksa Pharmaceuticals International plc	110,694	2,985
*	Pacira BioSciences Inc.	102,693	2,762
*	AdaptHealth Corp.	319,983	2,723
*	Pennant Group Inc.	105,128	2,693
*	Addus HomeCare Corp.	24,337	2,544
*	Vir Biotechnology Inc.	409,998	2,509
*	Puma Biotechnology Inc.	777,390	2,472
*	Aurinia Pharmaceuticals Inc.	290,874	2,397
*	Arcturus Therapeutics Holdings Inc.	184,503	2,364
*	Biohaven Ltd.	103,441	2,288
*	Bridgebio Pharma Inc.	57,956	2,223
*	Adaptive Biotechnologies Corp.	291,724	2,147
*	Owens & Minor Inc.	298,445	2,107
*	RxSight Inc.	142,648	2,100
*	Ironwood Pharmaceuticals Inc.	2,234,593	2,083
*	WaVe Life Sciences Ltd.	269,277	2,079
*	Prothena Corp. plc	219,243	2,017
*	Novavax Inc.	277,366	1,850
	Select Medical Holdings Corp.	98,792	1,802
*	Organogenesis Holdings Inc.	365,880	1,797
	LeMaitre Vascular Inc.	19,310	1,752
*,1	Coherus Biosciences Inc.	1,693,303	1,744
*	Talkspace Inc.	563,599	1,730
	CONMED Corp.	35,155	1,727
*	Day One Biopharmaceuticals Inc.	220,415	1,715
*	Pediatrix Medical Group Inc.	126,346	1,627
*	Voyager Therapeutics Inc.	457,063	1,627
*	Kura Oncology Inc.	245,051	1,608
*	Tactile Systems Technology Inc.	108,595	1,533
*	Evolus Inc.	130,336	1,486
*	Praxis Precision Medicines Inc.	39,145	1,473
*	Rhythm Pharmaceuticals Inc.	22,340	1,456
*	Stoke Therapeutics Inc.	146,557	1,430
*	SI-BONE Inc.	97,340	1,329
	HealthStream Inc.	36,189	1,217
*	Xeris Biopharma Holdings Inc.	265,830	1,215
*	Amicus Therapeutics Inc.	156,998	1,206
*	Harmony Biosciences Holdings Inc.	39,133	1,153
*	NeoGenomics Inc.	177,327	1,134
*	Terns Pharmaceuticals Inc.	338,167	1,116
*	Fate Therapeutics Inc.	812,849	1,040
*,1	Altimmune Inc.	196,429	1,031
*	Cogent Biosciences Inc.	197,169	1,027
*	Bioventus Inc. Class A	140,343	1,026
*	Esperion Therapeutics Inc.	1,010,754	1,010
*	Community Health Systems Inc.	344,091	939
*,1	Karyopharm Therapeutics Inc.	133,876	904
*	Aldeyra Therapeutics Inc.	331,506	879
*	Mersana Therapeutics Inc.	2,006,836	869
*,1	Agenus Inc.	290,646	840
*	Joint Corp.	81,335	814
*	Inmode Ltd.	55,713	786
*	Enanta Pharmaceuticals Inc.	119,191	726
*	Protagonist Therapeutics Inc.	15,620	716
*	Quanterix Corp.	119,115	686

Explorer Fund
		Shares	Market Value• ($000)
*	Niagen Bioscience Inc.	86,464	679
*	Nurix Therapeutics Inc.	56,250	649
*	Amneal Pharmaceuticals Inc.	84,106	644
	iRadimed Corp.	11,870	622
*,1	CytomX Therapeutics Inc.	820,461	611
*	MannKind Corp.	120,726	609
*	4D Molecular Therapeutics Inc.	158,842	535
*	Ardent Health Partners Inc.	41,940	534
*	AtriCure Inc.	17,627	527
*	Alector Inc.	416,287	500
*	Codexis Inc.	186,328	429
*	MacroGenics Inc.	178,139	309
*	Neumora Therapeutics Inc.	349,796	273
*	Fulcrum Therapeutics Inc.	70,384	271
*	Atea Pharmaceuticals Inc.	81,077	239
*	Corbus Pharmaceuticals Holdings Inc.	24,365	182
*	Cabaletta Bio Inc.	124,460	164
*	MEI Pharma Inc.	61,621	126
*	Aclaris Therapeutics Inc.	73,649	102
[1,2]	Cartesian Therapeutics Inc.	528,838	95
*	NextCure Inc.	171,519	80
*,1	Affimed NV	75,667	75
*	Precision BioSciences Inc.	11,410	64
*	Scilex Holding Co.	2,813	13
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
			3,395,575
Industrials (21.1%)
*	Kirby Corp.	1,614,515	155,591
*	AZEK Co. Inc.	2,862,177	141,849
	Applied Industrial Technologies Inc.	578,334	140,697
*	Clean Harbors Inc.	558,690	119,526
*	Middleby Corp.	884,246	117,914
*	Standardaero Inc.	4,297,559	116,120
	Ryder System Inc.	827,647	113,942
*	RBC Bearings Inc.	317,559	104,340
	GATX Corp.	696,780	101,702
	AerCap Holdings NV	949,249	100,620
	Science Applications International Corp.	820,712	99,331
	BWX Technologies Inc.	884,188	96,483
	Acuity Inc.	373,544	90,999
	Rush Enterprises Inc. Class A	1,774,088	90,461
*	XPO Inc.	730,117	77,480
	Comfort Systems USA Inc.	194,430	77,296
*	Fluor Corp.	2,208,023	77,038
*	Trex Co. Inc.	1,301,972	75,280
*	API Group Corp.	1,907,755	72,170
	Zurn Elkay Water Solutions Corp.	2,100,476	71,332
	RB Global Inc. (XTSE)	684,563	68,935
*	Gibraltar Industries Inc.	1,276,919	67,613
	Boise Cascade Co.	676,847	63,136
	Korn Ferry	1,018,133	62,819
*	RXO Inc.	4,457,182	62,802
*	Kratos Defense & Security Solutions Inc.	1,836,482	62,046
	AAON Inc.	632,209	57,702
*	NEXTracker Inc. Class A	1,420,348	57,680
	Federal Signal Corp.	674,601	54,933
	IDEX Corp.	313,580	54,553
*	AeroVironment Inc.	339,964	51,511
	Verisk Analytics Inc.	171,553	50,853
*	Axon Enterprise Inc.	82,895	50,839
	HEICO Corp. Class A	250,514	50,336
	WillScot Holdings Corp.	1,750,000	43,960
	Alight Inc. Class A	8,451,078	43,185
	Vertiv Holdings Co. Class A	492,440	42,045
	FTAI Aviation Ltd.	390,761	41,854
	Curtiss-Wright Corp.	117,211	40,425
*	Generac Holdings Inc.	279,469	31,966
	Sensata Technologies Holding plc	1,481,509	31,704

Explorer Fund
		Shares	Market Value• ($000)
*	ACV Auctions Inc. Class A	2,031,438	29,842
	EMCOR Group Inc.	70,368	28,196
*	SiteOne Landscape Supply Inc.	237,187	27,231
	TriNet Group Inc.	347,513	27,221
*	GXO Logistics Inc.	722,545	26,185
	Maximus Inc.	376,754	25,227
	Hubbell Inc.	68,094	24,730
*	Bloom Energy Corp. Class A	1,264,784	23,171
	JBT Marel Corp.	215,434	22,677
*	Sterling Infrastructure Inc.	150,444	22,481
*	Casella Waste Systems Inc. Class A	190,200	22,339
	Rockwell Automation Inc.	88,122	21,826
	GFL Environmental Inc. (XTSE)	427,044	21,309
	Griffon Corp.	296,609	20,202
	Primoris Services Corp.	321,528	19,282
*	Core & Main Inc. Class A	362,994	19,123
*	Lyft Inc. Class A	1,450,131	17,982
	EnerSys	207,285	17,951
*	Cimpress plc	424,223	17,826
	Allison Transmission Holdings Inc.	176,436	16,274
*	Huron Consulting Group Inc.	119,615	16,123
	Toro Co.	228,352	15,592
	Timken Co.	241,388	15,509
*	Saia Inc.	63,433	15,478
	Mueller Water Products Inc. Class A	588,744	15,449
	JB Hunt Transport Services Inc.	112,676	14,713
	Regal Rexnord Corp.	131,600	13,929
	Watts Water Technologies Inc. Class A	66,166	13,746
	ESCO Technologies Inc.	82,144	12,851
*	Upwork Inc.	963,550	12,671
	Lennox International Inc.	23,048	12,601
*	Kornit Digital Ltd.	656,394	12,393
*	Legalzoom.com Inc.	1,691,233	12,380
	CSG Systems International Inc.	203,290	12,224
*	SPX Technologies Inc.	85,578	11,480
	Pitney Bowes Inc.	1,093,327	9,490
	Herc Holdings Inc.	85,182	9,322
	UFP Industries Inc.	86,356	8,536
*	Paylocity Holding Corp.	41,346	7,943
	Argan Inc.	48,422	7,415
	Leonardo DRS Inc.	192,306	7,108
	Powell Industries Inc.	38,709	7,088
	Apogee Enterprises Inc.	178,014	7,062
	Donaldson Co. Inc.	101,940	6,701
	Interface Inc.	326,322	6,135
	MSA Safety Inc.	36,972	5,820
	Trinity Industries Inc.	219,407	5,507
*	Sun Country Airlines Holdings Inc.	516,040	5,057
*	Avis Budget Group Inc.	54,583	5,056
*	Rocket Lab USA Inc.	229,706	5,005
	Brady Corp. Class A	71,005	4,991
*	Blue Bird Corp.	141,964	4,950
*	MRC Global Inc.	424,208	4,942
*	American Woodmark Corp.	80,549	4,752
	ArcBest Corp.	72,636	4,251
	Genpact Ltd.	77,232	3,882
	Tennant Co.	53,021	3,826
	Mueller Industries Inc.	48,901	3,597
	McGrath RentCorp.	31,094	3,317
*	Liquidity Services Inc.	102,329	3,252
	Enerpac Tool Group Corp.	75,395	3,044
	Marten Transport Ltd.	235,498	3,024
*	Hillman Solutions Corp.	412,933	2,886
*	Innodata Inc.	73,620	2,784
*	DXP Enterprises Inc.	31,256	2,765
	ICF International Inc.	28,559	2,426
	HNI Corp.	55,806	2,361
	Costamare Inc.	246,162	2,297
*	Energy Recovery Inc.	133,118	2,057
	Worthington Enterprises Inc.	37,324	1,890

Explorer Fund
		Shares	Market Value• ($000)
*	IES Holdings Inc.	9,131	1,796
*	ExlService Holdings Inc.	36,030	1,747
*	Limbach Holdings Inc.	16,621	1,591
	Franklin Electric Co. Inc.	18,147	1,542
*	Loar Holdings Inc.	16,279	1,540
*	American Superconductor Corp.	67,966	1,349
*	Dycom Industries Inc.	7,869	1,318
	CRA International Inc.	7,644	1,240
	Kforce Inc.	27,322	1,044
*	WNS Holdings Ltd.	15,632	946
	Barrett Business Services Inc.	19,935	809
	Landstar System Inc.	5,810	779
	REV Group Inc.	23,168	758
	Armstrong World Industries Inc.	5,219	757
*	BlueLinx Holdings Inc.	10,970	715
*	Franklin Covey Co.	32,242	655
	Hyster-Yale Inc.	16,302	626
	Allient Inc.	28,043	599
*	Hudson Technologies Inc.	84,041	562
*	Thermon Group Holdings Inc.	21,383	561
*	American Airlines Group Inc.	48,492	482
			3,981,237
Information Technology (17.2%)
*	Guidewire Software Inc.	1,147,386	234,950
*	Wix.com Ltd.	969,441	164,408
*	Dynatrace Inc.	3,156,998	148,284
*	CyberArk Software Ltd.	314,963	110,917
*	Fabrinet	510,251	104,632
*	Unity Software Inc.	4,563,035	96,143
*	Coherent Corp.	1,434,863	92,290
*	Viavi Solutions Inc.	7,842,250	82,971
*	Informatica Inc. Class A	4,397,246	82,800
*	Monday.com Ltd.	288,982	81,201
	Power Integrations Inc.	1,546,234	75,951
	Crane NXT Co.	1,555,687	72,993
*	Cirrus Logic Inc.	755,637	72,571
*	Pure Storage Inc. Class A	1,576,656	71,517
*	Teledyne Technologies Inc.	145,410	67,765
*	Sprout Social Inc. Class A	3,114,700	65,128
*	Manhattan Associates Inc.	334,278	59,298
*	Jamf Holding Corp.	4,926,117	56,995
*	Tower Semiconductor Ltd.	1,512,106	54,103
*	Trimble Inc.	842,061	52,326
*	Five9 Inc.	2,051,536	51,576
*	Globant SA	426,432	50,136
*	Lattice Semiconductor Corp.	972,170	47,568
*	Silicon Laboratories Inc.	437,817	44,552
*	SentinelOne Inc. Class A	2,327,629	43,061
*	Tenable Holdings Inc.	1,407,096	43,015
*	Onto Innovation Inc.	348,864	42,551
*	GLOBALFOUNDRIES Inc.	1,211,875	42,501
*	Rubrik Inc. Class A	594,029	41,897
*	Tyler Technologies Inc.	77,032	41,852
*	Varonis Systems Inc.	873,722	37,430
*	PTC Inc.	215,679	33,424
*	Blackbaud Inc.	496,855	30,080
*	Elastic NV	348,221	30,017
*	MACOM Technology Solutions Holdings Inc.	282,157	29,274
*	Nutanix Inc. Class A	419,235	28,802
*	Okta Inc.	252,692	28,342
*	Alkami Technology Inc.	1,008,725	26,923
*	Ciena Corp.	380,160	25,532
*	Allegro MicroSystems Inc.	1,304,400	24,875
*	Gitlab Inc. Class A	525,245	24,513
	Clear Secure Inc. Class A	931,200	22,982
	Bentley Systems Inc. Class B	530,400	22,802
*	Braze Inc. Class A	704,268	21,924
*	ON Semiconductor Corp.	534,133	21,205
*	Clearwater Analytics Holdings Inc. Class A	930,273	21,154

Explorer Fund
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	714,270	20,392
	Microchip Technology Inc.	401,525	18,502
*	Ambarella Inc.	361,488	17,348
*	Commvault Systems Inc.	102,589	17,146
*	RingCentral Inc. Class A	661,464	16,867
*	Extreme Networks Inc.	1,217,810	16,026
*	nCino Inc.	652,600	15,140
*	SailPoint Inc.	824,911	14,156
*	N-able Inc.	1,849,309	13,056
*	ACI Worldwide Inc.	242,755	12,953
*	PROS Holdings Inc.	749,975	12,810
	Cognex Corp.	463,812	12,662
*	Sanmina Corp.	155,036	11,905
*	Klaviyo Inc. Class A	376,416	11,458
	A10 Networks Inc.	661,311	10,898
*	UiPath Inc. Class A	837,192	9,996
*	Consensus Cloud Solutions Inc.	499,563	9,921
*	ANSYS Inc.	30,357	9,771
*	Semtech Corp.	306,449	9,577
*	Workiva Inc.	125,864	9,474
*	Penguin Solutions Inc.	516,858	8,823
*	8x8 Inc.	4,862,660	8,607
*	Yext Inc.	1,203,549	8,184
*	LiveRamp Holdings Inc.	312,115	8,165
*	Credo Technology Group Holding Ltd.	188,592	8,119
*	Procore Technologies Inc.	122,330	7,840
*	Q2 Holdings Inc.	95,369	7,558
*	DigitalOcean Holdings Inc.	242,634	7,497
*	Zeta Global Holdings Corp. Class A	552,609	7,217
*	Calix Inc.	175,324	7,173
*	Appian Corp. Class A	228,900	7,107
*	Arlo Technologies Inc.	705,251	6,933
*	MaxLinear Inc.	657,286	6,566
	InterDigital Inc.	31,967	6,425
*	Olo Inc. Class A	1,012,412	6,277
*	Rapid7 Inc.	258,377	6,103
*	Confluent Inc. Class A	254,031	6,049
*	Domo Inc. Class B	778,926	5,787
*	IonQ Inc.	207,132	5,688
*	BigCommerce Holdings Inc. Series 1	1,097,342	5,684
*	Harmonic Inc.	627,449	5,635
*	Freshworks Inc. Class A	371,937	5,494
*	Rambus Inc.	107,879	5,263
	Pegasystems Inc.	55,022	5,066
	Amkor Technology Inc.	282,937	4,937
*	AppLovin Corp. Class A	17,357	4,674
*	Asana Inc. Class A	284,680	4,595
*	Couchbase Inc.	244,805	4,318
*	CEVA Inc.	156,329	4,097
	Hackett Group Inc.	155,962	3,983
*	Weave Communications Inc.	364,171	3,860
*	Ultra Clean Holdings Inc.	191,345	3,579
*	MARA Holdings Inc.	244,759	3,272
*	Appfolio Inc. Class A	15,590	3,220
	MKS Instruments Inc.	43,541	3,054
*	Teradata Corp.	141,371	3,040
*	Impinj Inc.	32,493	2,994
	Kulicke & Soffa Industries Inc.	91,860	2,961
*	FormFactor Inc.	103,195	2,904
*	Plexus Corp.	22,242	2,723
*	Verint Systems Inc.	146,658	2,587
*,1	SoundHound AI Inc. Class A	270,677	2,515
*	PDF Solutions Inc.	127,689	2,343
	OneSpan Inc.	155,544	2,313
*	eGain Corp.	440,680	2,265
*	Ouster Inc.	259,122	1,925
*	Axcelis Technologies Inc.	37,567	1,840
*	Aurora Innovation Inc.	244,316	1,769
*	Life360 Inc.	36,210	1,553
*	ACM Research Inc. Class A	74,215	1,445

Explorer Fund
		Shares	Market Value• ($000)
*	Itron Inc.	12,425	1,383
*	Eastman Kodak Co.	215,854	1,358
*	BILL Holdings Inc.	29,396	1,340
*	Blend Labs Inc. Class A	331,876	1,112
*	FARO Technologies Inc.	33,840	995
*	PagerDuty Inc.	56,112	870
*	SkyWater Technology Inc.	101,332	718
*	Viant Technology Inc. Class A	48,966	701
*	Corsair Gaming Inc.	97,386	690
*	SEMrush Holdings Inc. Class A	66,167	680
*	Daktronics Inc.	53,212	675
*	Navitas Semiconductor Corp.	318,427	615
*	Intapp Inc.	10,968	595
*	Upland Software Inc.	233,415	563
	Sapiens International Corp. NV	18,394	504
*	Alpha & Omega Semiconductor Ltd.	26,248	494
*	Amplitude Inc. Class A	49,183	452
*	inTEST Corp.	58,088	360
*	Fastly Inc. Class A	48,703	280
			3,251,700
Materials (2.5%)
	Graphic Packaging Holding Co.	3,976,582	100,647
*	Axalta Coating Systems Ltd.	3,055,003	99,288
	Cabot Corp.	1,206,106	94,728
	Balchem Corp.	183,657	28,751
*	Knife River Corp.	267,300	24,960
	Ashland Inc.	398,000	21,647
	Louisiana-Pacific Corp.	176,467	15,231
	Carpenter Technology Corp.	75,338	14,737
	Eagle Materials Inc.	58,691	13,287
	Sylvamo Corp.	162,808	9,707
	Sealed Air Corp.	341,714	9,418
	United States Lime & Minerals Inc.	83,405	7,799
	Innospec Inc.	84,348	7,547
	Kaiser Aluminum Corp.	102,869	6,631
	Sensient Technologies Corp.	38,704	3,636
*	Constellium SE	314,469	3,179
	Orion SA	112,449	1,354
	Myers Industries Inc.	105,208	1,105
	Materion Corp.	10,323	857
			464,509
Other (1.1%)
[3]	Vanguard Small-Cap ETF	967,547	209,135
*,2	Sesen Bio CVR	1,476,709	—
			209,135
Real Estate (3.3%)
	Phillips Edison & Co. Inc.	2,835,989	98,409
	CareTrust REIT Inc.	3,321,530	97,221
	Camden Property Trust	791,800	90,107
	Essential Properties Realty Trust Inc.	2,771,261	89,152
	Rexford Industrial Realty Inc.	2,388,629	79,064
	Douglas Emmett Inc.	4,152,290	57,426
	Xenia Hotels & Resorts Inc.	3,161,371	33,763
*	CoStar Group Inc.	411,008	30,484
	Colliers International Group Inc.	150,000	17,906
*	Jones Lang LaSalle Inc.	46,930	10,672
*	Compass Inc. Class A	1,235,636	9,539
	Tanger Inc.	59,391	1,871
	Gladstone Commercial Corp.	103,725	1,466
	Armada Hoffler Properties Inc.	194,633	1,318
	UMH Properties Inc.	52,114	921
	RMR Group Inc. Class A	56,973	836
			620,155
Utilities (1.3%)
	IDACORP Inc.	1,076,162	127,084
	ONE Gas Inc.	1,106,151	86,844
	NRG Energy Inc.	271,542	29,756

Explorer Fund
		Shares	Market Value• ($000)
	National Fuel Gas Co.	11,138	855
			244,539
Total Common Stocks (Cost $15,856,266)			18,480,792
Temporary Cash Investments (2.1%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.350%	3,192,934	319,262
		Face Amount ($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc. 4.380%, 5/1/25 (Dated 4/30/25, Repurchase Value $71,009, collateralized by U.S. Treasury Obligations 2.500%–3.625%, 2/15/44–2/15/46, with a value of $72,420)	71,000	71,000
Total Temporary Cash Investments (Cost $390,226)			390,262
Total Investments (100.1%) (Cost $16,246,492)			18,871,054
Other Assets and Liabilities—Net (-0.1%)			(10,358)
Net Assets (100%)			18,860,696
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,144.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $39,301 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	1,426	140,447	6,207

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $15,747,236)	18,342,657
Affiliated Issuers (Cost $499,256)	528,397
Total Investments in Securities	18,871,054
Investment in Vanguard	541
Cash	13,726
Cash Collateral Pledged—Futures Contracts	14,008
Receivables for Investment Securities Sold	52,150
Receivables for Accrued Income	2,998
Receivables for Capital Shares Issued	5,632
Total Assets	18,960,109
Liabilities
Payables for Investment Securities Purchased	36,884
Collateral for Securities on Loan	39,301
Payables to Investment Advisor	7,566
Payables for Capital Shares Redeemed	13,443
Payables to Vanguard	1,177
Variation Margin Payable—Futures Contracts	1,042
Total Liabilities	99,413
Net Assets	18,860,696
1 Includes $36,144 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	15,922,523
Total Distributable Earnings (Loss)	2,938,173
Net Assets	18,860,696

Investor Shares—Net Assets
Applicable to 22,410,709 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,301,667
Net Asset Value Per Share—Investor Shares	$102.70

Admiral™ Shares—Net Assets
Applicable to 173,388,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,559,029
Net Asset Value Per Share—Admiral Shares	$95.50

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	76,088
Dividends—Affiliated Issuers	1,882
Interest—Unaffiliated Issuers	2,623
Interest—Affiliated Issuers	6,733
Securities Lending—Net	202
Total Income	87,528
Expenses
Investment Advisory Fees—Note B
Basic Fee	17,929
Performance Adjustment	(466)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,570
Management and Administrative—Admiral Shares	11,533
Marketing and Distribution—Investor Shares	77
Marketing and Distribution—Admiral Shares	613
Custodian Fees	71
Shareholders’ Reports and Proxy Fees—Investor Shares	40
Shareholders’ Reports and Proxy Fees—Admiral Shares	257
Trustees’ Fees and Expenses	5
Other Expenses	6
Total Expenses	33,635
Expenses Paid Indirectly	(27)
Net Expenses	33,608
Net Investment Income	53,920
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	495,303
Investment Securities Sold—Affiliated Issuers	(50,098)
Futures Contracts	(8,163)
Realized Net Gain (Loss)	437,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(2,561,961)
Investment Securities—Affiliated Issuers	18,280
Futures Contracts	9,159
Change in Unrealized Appreciation (Depreciation)	(2,534,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,043,560)
1	Dividends are net of foreign withholding taxes of $254.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,920	121,348
Realized Net Gain (Loss)	437,042	1,299,546
Change in Unrealized Appreciation (Depreciation)	(2,534,522)	4,178,446
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,043,560)	5,599,340
Distributions
Investor Shares	(193,539)	(25,315)
Admiral Shares	(1,182,253)	(160,709)
Total Distributions	(1,375,792)	(186,024)
Capital Share Transactions
Investor Shares	(383,369)	(266,917)
Admiral Shares	683,519	(1,101,470)
Net Increase (Decrease) from Capital Share Transactions	300,150	(1,368,387)
Total Increase (Decrease)	(3,119,202)	4,044,929
Net Assets
Beginning of Period	21,979,898	17,934,969
End of Period	18,860,696	21,979,898

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$120.89	$92.60	$99.70	$151.47	$110.44	$101.66
Investment Operations
Net Investment Income[1]	.236	.535	.563	.349	.206	.284
Net Realized and Unrealized Gain (Loss) on Investments	(10.949)	28.636	(2.910)	(31.635)	49.372	13.688
Total from Investment Operations	(10.713)	29.171	(2.347)	(31.286)	49.578	13.972
Distributions
Dividends from Net Investment Income	(.487)	(.579)	(.360)	(.278)	(.158)	(.295)
Distributions from Realized Capital Gains	(6.990)	(.302)	(4.393)	(20.206)	(8.390)	(4.897)
Total Distributions	(7.477)	(.881)	(4.753)	(20.484)	(8.548)	(5.192)
Net Asset Value, End of Period	$102.70	$120.89	$92.60	$99.70	$151.47	$110.44
Total Return[2]	-9.52%	31.61%	-2.33%	-23.09%	46.27%	14.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,302	$3,172	$2,637	$2,894	$4,074	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.41%[4]	0.44%[5]	0.45%[4]	0.45%[4]	0.40%	0.41%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.47%	0.56%	0.31%	0.15%	0.28%
Portfolio Turnover Rate	23%	35%	40%	44%	45%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.03%, 0.04%, 0.04%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%, 0.45%, and 0.45%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.44%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$112.49	$86.15	$92.79	$141.02	$102.82	$94.64
Investment Operations
Net Investment Income[1]	.276	.614	.625	.437	.321	.365
Net Realized and Unrealized Gain (Loss) on Investments	(10.177)	26.647	(2.730)	(29.417)	45.967	12.752
Total from Investment Operations	(9.901)	27.261	(2.105)	(28.980)	46.288	13.117
Distributions
Dividends from Net Investment Income	(.584)	(.640)	(.447)	(.434)	(.275)	(.378)
Distributions from Realized Capital Gains	(6.505)	(.281)	(4.088)	(18.816)	(7.813)	(4.559)
Total Distributions	(7.089)	(.921)	(4.535)	(19.250)	(8.088)	(4.937)
Net Asset Value, End of Period	$95.50	$112.49	$86.15	$92.79	$141.02	$102.82
Total Return[2]	-9.47%	31.76%	-2.24%	-23.00%	46.42%	14.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,559	$18,808	$15,298	$16,157	$20,594	$13,279
Ratio of Total Expenses to Average Net Assets[3]	0.30%[4]	0.33%[5]	0.34%[4]	0.34%[4]	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.58%	0.67%	0.42%	0.25%	0.39%
Portfolio Turnover Rate	23%	35%	40%	44%	45%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.03%, 0.04%, 0.04%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.30%, 0.34%, and 0.34%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Explorer Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company LLP, Stephens Investment Management Group, LLC, ClearBridge Investments, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $531,000 for the six months ended April 30, 2025.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net decrease of $466,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $541,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2025, these arrangements reduced the fund’s expenses by $27,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,480,697	—	95	18,480,792
Temporary Cash Investments	319,262	71,000	—	390,262
Total	18,799,959	71,000	95	18,871,054
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,207	—	—	6,207
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,366,298
Gross Unrealized Appreciation	4,694,602
Gross Unrealized Depreciation	(2,183,639)
Net Unrealized Appreciation (Depreciation)	2,510,963
G.	During the six months ended April 30, 2025, the fund purchased $4,856,293,000 of investment securities and sold $5,748,216,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $4,077,000 and sales were $30,059,000, resulting in net realized loss of $7,193,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	86,956	739	257,372	2,387
Issued in Lieu of Cash Distributions	187,378	1,630	24,490	225
Redeemed	(657,703)	(6,195)	(548,779)	(4,850)
Net Increase (Decrease)—Investor Shares	(383,369)	(3,826)	(266,917)	(2,238)
Admiral Shares
Issued	1,250,254	11,590	1,986,204	18,963
Issued in Lieu of Cash Distributions	1,092,290	10,222	148,486	1,468
Redeemed	(1,659,025)	(15,623)	(3,236,160)	(30,799)
Net Increase (Decrease)—Admiral Shares	683,519	6,189	(1,101,470)	(10,368)

Explorer Fund
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Nevro Corp.	11,673	—	12,236	(34,367)	34,930	—	—	—
Sterling Check Corp.	95,092	—	99,216	(8,003)	12,127	—	—	—
Vanguard Market Liquidity Fund	311,615	NA1	NA1	44	(33)	6,733	—	319,262
Vanguard Small-Cap ETF	199,620	275,435	229,404	(7,772)	(28,744)	1,882	—	209,135
Total	618,000	275,435	340,856	(50,098)	18,280	8,615	—	528,397
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q242 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Explorer Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	12,835,431,454	248,680,441	N/A	N/A
Mark Loughridge	12,557,672,378	526,439,517	N/A	N/A
Scott C. Malpass	12,513,805,765	570,306,131	N/A	N/A
John Murphy	12,713,268,291	370,843,604	N/A	N/A
Lubos Pastor	12,835,231,969	248,879,925	N/A	N/A
Rebecca Patterson	12,854,353,672	229,758,222	N/A	N/A
André F. Perold	12,437,187,543	646,924,352	N/A	N/A
Salim Ramji	12,640,337,727	443,774,168	N/A	N/A
Sarah Bloom Raskin	12,662,124,682	421,987,213	N/A	N/A
Grant Reid	12,762,062,019	322,049,876	N/A	N/A
David Thomas	12,608,190,390	475,921,504	N/A	N/A
Barbara Venneman	12,717,504,310	366,607,585	N/A	N/A
Peter F. Volanakis	12,552,721,945	531,389,950	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Explorer Fund

The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.

SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.

ClearBridge. With a legacy dating back to 1962, ClearBridge, a wholly owned subsidiary of Franklin Resources, Inc., is a global investment manager that offers a wide range of strategies, including domestic, international, global, and special equity and fixed income strategies. The ClearBridge SMID Cap Growth strategy employed in the Vanguard Explorer Fund takes a disciplined, consistent, patient, and risk-aware approach. ClearBridge works to identify and own quality growth companies with large exploitable opportunities. The team’s patient approach to security selection and position management is designed to invest in multi-year opportunities that allow for the compounding effect of earnings. At the security level, the team seeks to “de-risk” an idea through fundamental analysis, understanding downside scenarios, and entering a position with sensitivity to valuation. ClearBridge has managed a portion of the fund since 2017.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.

The board did not consider the profitability of Wellington Management, SIMG, ArrowMark Partners, or ClearBridge in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, ArrowMark Partners, and ClearBridge. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.